Financial Liabilities - Mexico Development Banks Credit Facilities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2013 Mexican Development Banks Credit Facility due 2025 [Member]	Jul. 31, 2010 Mexican Development Banks Credit Facility due 2025 [Member] USD ($)	Dec. 31, 2013 Mexican Development Banks Credit Facility Due 2021 [Member]	Dec. 31, 2011 Mexican Development Banks Credit Facility Due 2021 [Member] MXN	Dec. 31, 2013 Mexican Development Banks Credit Facility [Member] USD ($)	Dec. 31, 2012 Mexican Development Banks Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Credit facility duration	15 years		10 years
Credit Facility Borrowing Capacity		$ 400		3,000
Cash deposited into trust					$ 56	$ 66